Time charter revenues and net investment in direct financing lease (Tables)	12 Months Ended
Dec. 31, 2016
Capital Leases, Future Minimum Payments Receivable, Fiscal Year Maturity [Abstract]
Schedule of Future Minimum Lease Payments for Capital Leases [Table Text Block]
As of December 31, 2016, the minimum contractual future revenues to be received under the time charters for the PGN FSRU Lampung and the Höegh Gallant during the next five years and thereafter are as follows:

(in thousands of U.S. dollars)	Total
2017	$88,748
2018	88,748
2019	88,748
2020	55,670
2021	39,131
Thereafter	502,348
Total	$863,393

Schedule Of Direct Financing Lease Reflected As Net Investment [Table Text Block]
The direct financing lease is reflected on the consolidated balance sheets as net investment in direct financing lease, a receivable, as follows:

	As of
	December 31,
(in thousands of U.S. dollars)	2016	2015
Minimum lease payments	$589,074	$589,074
Unguaranteed residual value	146,000	146,000
Unearned income	(440,606)	(440,606)
Initial direct cost, net	3,095	3,095
Net investment in direct financing lease	297,563	297,563
Principal repayment and amortization	(7,452)	(4,260)
Net investment in direct financing lease at December 31	290,111	293,303
Less: Current portion	(3,485)	(3,192)
Long term net investment in direct financing lease	$286,626	$290,111